3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (l) Equity instruments (Policies)	12 Months Ended
Jan. 31, 2025
Policies
(l) Equity instruments	(l)Equity instruments Equity instruments issued by the Company are recorded at the proceeds received net of direct issuance costs. The Company has its common shares as equity instruments.